Business Combination - Elements of Business Combination (Q3) (Details) - USD ($) $ in Thousands	3 Months Ended	9 Months Ended
	Sep. 30, 2021	Sep. 30, 2021	Sep. 30, 2020
Reverse Recapitalization [Abstract]
Cash - Silver Spike trust and cash, net of redemptions		$ 254,203
Cash - PIPE Financing		325,000
Less: cash consideration paid to Legacy WMH equity holders		(455,182)
Less: transaction costs and advisory fees		(44,052)
Net proceeds from the Business Combination		79,969	$ 0
Less: initial fair value of warrant liability recognized in the Business Combination		(193,978)	0
Add: transaction costs allocated to Warrants	$ 5,500	5,547
Add: non-cash assets assumed from Silver Spike		1,053	0
Add: deferred tax asset		147,973	0
Less: tax receivable agreement liability		(126,150)	$ 0
Net adjustment to total equity from the Business Combination		$ (85,586)